Risk management - Summary forborne portfolio (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	€ 19,816	€ 9,492
% of total portfolio	2.50%	1.30%
Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	€ 10,176	€ 4,632
% of total portfolio	3.20%	1.70%
Retail Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	€ 9,640	€ 4,861
% of total portfolio	2.00%	1.10%
Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	€ 14,190	€ 5,385
Performing [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	7,849	2,699
Performing [member] | Retail Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	6,341	2,686
Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	5,626	4,107
Non-performing [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	2,327	1,932
Non-performing [member] | Retail Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	€ 3,299	€ 2,175